INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary - Non-controlling interests [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Total	$ (1,605)	$ 79,908	$ 45,410
Lan Peru S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Peru
Percentage of income attributable to subsidiaries	30.00%	30.00%	30.00%
Total	$ 2,609	$ 3,032	$ 360
Lan Cargo S.A. And Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		93.383.000-4
Country of origin		Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ 369	$ (101)	$ (4)
Promotora Aerea Latinoamericana S.A. and Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.0163%	0.1394%	51.00%
Total	$ (6,276)	$ 8,684	$ 1,416
Lan Argentina S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.0289%	0.0289%	0.02842%
Total	$ 50	$ (472)	$ 24
Americonsult de Guatemala S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Guatemala
Percentage of income attributable to subsidiaries	0.87%	1.00%
Total	$ 1	$ 1
Americonsult S.A. and Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Mexico
Percentage of income attributable to subsidiaries	0.20%	0.20%	0.20%
Total	$ (7)	$ 1
Americonsult Costa Rica S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Costa Rica
Percentage of income attributable to subsidiaries	0.20%	1.00%
Total	$ 2	$ 11
Linea Aerea Carguera de Colombiana S.A. [Mmeber]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	10.00%	10.00%	10.00%
Total	$ (755)	$ (462)	$ 398
Aerolineas Regionales de Integracion Aires S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Colombia
Percentage of income attributable to subsidiaries	0.7988%	0.7988%	0.80944%
Total	$ 899	$ 378	$ 4
Transportes Aereos del Mercosur S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Total	$ 1,503	$ 1,740	$ 299
Multiplus S.A. [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Brazil
Percentage of income attributable to subsidiaries		27.26%	27.26%
Total	$ 5,726	$ 67,096	$ 42,796
Inversora Cordillera S.A. and Subsidiaries [Member]
INVESTMENTS IN SUBSIDIARIES (Details) - Schedule of non-controlling interest of subsidiary [Line Items]
Tax No .		0-E
Country of origin		Argentina
Percentage of income attributable to subsidiaries	0.0163%	0.1394%	0.1394%
Total	$ 359	$ 66	$ 117